Financial Instruments - Summary of Effect of Changes in Foreign Exchange Rates (Details) - 12 months ended Sep. 30, 2023	GBP (£)	EUR (€)	THB (฿)
5% Strengthening
Disclosure of detailed information about borrowings [line items]
Effect on profit before tax	£ 363,722	€ 22,166	฿ 29,057
Effect on equity	306,328	58,143	(51,168)
5% Weakening
Disclosure of detailed information about borrowings [line items]
Effect on profit before tax	(402,009)	(20,055)	(26,290)
Effect on equity	£ (338,573)	€ (59,883)	฿ 62,290